General information and statement of compliance with IFRS	12 Months Ended
Dec. 31, 2022
General information and statement of compliance with IFRS [Abstract]
General information and statement of compliance with IFRS
2	General information and statement of compliance with IFRS

Grupo TMM’s head office is located at Paseo de la Reforma N° 296 piso 19, Colonia Juárez, Alcaldía Cuauhtémoc, C.P. 06600, Mexico City. In addition, a significant portion of its maritime division activities is conducted at Calle 55 N° 2 Col. Electricistas C.P. 24120 Cd. del Carmen, Campeche.

Grupo TMM’s shares are listed on the Mexican Stock Exchange, where they trade under the symbol TMM A.  In the United States, Grupo TMM’s shares trade on the “Over-the-Counter” (‘OTC’) market in the form of American Depositary Shares (‘ADSs’) under the symbol GTMAY.

Grupo TMM and its subsidiaries prepare their consolidated financial statements in accordance with International Financial Reporting Standards (‘IFRS’), as issued by the International Accounting Standards Board (‘IASB’), and these are presented in thousands of Mexican pesos. Moreover, they have been prepared under the assumption that the Group operates on a going concern basis, which assumes that the Group may liquidate its liabilities on the dates they become due and payable. To confirm the validity of the use of the going concern assumption, the Company has considered the following specific factors.

Taking into account that the performance of fiscal 2022 was positive, the strategy of the Group will be focused on:

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Strengthening businesses related to the Maritime Sector by adding more vessels specialized in Offshore operations services, as well as increasing the customer base in chemical tankers and maritime agency. Toward the end of the third quarter of 2023, 2 ships known as “mud boats” are planned to be incorporated that will mainly provide generation, conditioning, recovery, and transportation of perforation fluids services, which are used during perforation, repair, and oil well termination operations, which significantly support the crude production activity.

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Increasing the installed capacity in maritime infrastructure operations (shipyard in Tampico) to have a new floating dock beginning the second quarter of 2023, which will enable the Company to integrate up to 945 of the potential offshore vessels that operate in the Gulf of Mexico. The Company plans to have an additional dock with greater capacity in the medium-term that will also allow for building naval artifacts.

•	Maintaining efficient, profitable operations at Ports and Terminals, Logistics, and Storage.

•	Diversifying and expanding services through strategic alliances or associations with which the markets in which we participate are also developed.

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Business development with assets strategically located in Tuxpan, Veracruz, and the investment opportunities existing in the oil and gas storage sector, as general freight for developing liquid and multiple use terminals, such as lubricants, fertilizers, and grains, conditioned with modern equipment for handling and storing highest quality, fast and safe merchandise.

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Disciplined, ongoing control of expenses, as well as optimizing the size of personnel in accordance with the implementation of the plans described above that, overall, allow for financially strengthening and implementing its short and medium-term projects.

Based on these factors, Management reasonably expects that the Group has and will have appropriate resources to continue with its operating existence in the foreseeable future.

The Company has decided to present in its consolidated statements of income a subtotal of ‘Operating income’ which reconciles with the ‘Net profit for the year’ considering the items of ‘Comprehensive financing cost’ and ‘Income tax expense’; with regard to the subtotal of ‘Transportation loss’, the latter reconciles with the ‘Operating income’ considering the item ‘Other (expenses) income’.